Accounting Policies and Procedures: Recent Pronouncements, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recent Pronouncements, Policy

Recent pronouncements

The Company evaluated all recent accounting pronouncements issued and determined that the adoption of these pronouncements would not have a material effect on the financial position, results of operations or cash flows of the Company.